Nature of the business (Tables)	6 Months Ended
Jun. 30, 2022
Nature of the business [Abstract]
Overview of main assets
The following table provides an overview of the main contracted concessional assets the Company owned or had an interest in as of June 30, 2022:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(16)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/A3/BBB+	2013	22
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/ -- /BB	2014	18
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	17
Elkhorn Valley	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	6
Prairie Star	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	6
Twin Groves II	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB-/Baa2/--	2008	4
Lone Star II	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	Not rated	2008	1
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	9
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	14
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	12
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(12)	2014	13
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	14
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB/Baa1/BBB	2012	11
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	16/16
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/15
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	10/12
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	15/15
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	15/16
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	13/13/14
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	17/17
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	14
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	9
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	9
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	10
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	9
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	13
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~41% A+ or higher(14)	2010	19
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/ Ba3/BB-	2013	11
Monterrey	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	24
ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB/Baa1/BBB	2011	19
ATS	Transmission line	100%	Peru	USD	569 miles	BBB/Baa1/BBB	2014	22
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	11
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	13/13
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /A-	2007	16
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A1/A-	1993	Regulated
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	50
Skikda	Water	34.2%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	12
Honaine	Water	25.5%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	16
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	18

(1)	65% of the shares in Chile PV 1 and Chile PV 2 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)	Algerian Energy Company, SPA owns 49% of Tenes.
(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~41% A+ rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	As of December 31, 2021. Monterrey includes a 7.5-year PPA extension signed in May 2022.
(*)	Commercial Operation Date.